Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
		Oct. 02, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025
C000253559
Account Value [Line Items]
Line Graph and Table Measure Name															3EDGE Dynamic Fixed Income ETF
Accumulated Value		$ 10,000	$ 9,868	$ 9,920	$ 9,840	$ 9,889	$ 9,997	$ 10,028	$ 10,056	$ 10,028	$ 10,087	$ 10,095	$ 10,181	$ 10,211
C000253560
Account Value [Line Items]
Line Graph and Table Measure Name															3EDGE Dynamic Hard Assets ETF
Accumulated Value		10,000	10,128	9,908	9,850	10,275	10,271	10,758	10,800	10,783	10,862	10,837	11,208	11,889
C000253561
Account Value [Line Items]
Line Graph and Table Measure Name															3EDGE Dynamic International Equity ETF
Accumulated Value		10,000	9,560	9,388	9,200	9,409	9,522	9,570	9,816	10,214	10,569	10,414	10,865	11,242
C000253562
Account Value [Line Items]
Line Graph and Table Measure Name															3EDGE Dynamic US Equity ETF
Accumulated Value		10,000	9,916	10,496	10,011	10,343	10,295	9,722	9,554	10,047	10,431	10,568	10,752	11,223
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]														Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	9,743	9,846	9,685	9,736	9,950	9,954	9,993	9,922	10,074	10,048	10,168	10,279
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]														S&P 500 Index (USD) (TR)
Accumulated Value		10,000	10,000	10,587	10,335	10,623	10,484	9,893	9,826	10,445	10,976	11,222	11,450	11,868
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]														MSCI ACWI Index (USD) (TR)
Accumulated Value		10,000	9,851	10,222	9,984	10,321	10,262	9,862	9,958	10,537	11,015	11,167	11,448	11,867
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]														S&P 500 Index (USD) (TR)
Accumulated Value		$ 10,000	$ 10,000	$ 10,587	$ 10,335	$ 10,623	$ 10,484	$ 9,893	$ 9,826	$ 10,445	$ 10,976	$ 11,222	$ 11,450	$ 11,868

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	ACWI – All Country World Index
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.